Supplement to the John Hancock Institutional Funds prospectus dated January 10, 2000

John Hancock International Equity Fund

On page 14, the "Subadvisers" section for the John Hancock International Equity Fund has been deleted and replaced with the following:


SUBADVISER

Indocam International Investment Services
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Paris-based team responsible for day-to-day investment management

Founded in 1979

Supervised by the adviser




March 1, 2000